Reporting on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Reporting On Financial Instruments
Schedule of Financial Assets and Liabilities Measured on Recurring Basis

The financial assets and liabilities can be subdivided into measurement categories with the following carrying amounts, and net gains and losses:

Financial assets (in EUR thousands)	Fair value as of 31.12.2018	Carrying amount as of 31.12.2018	Fair value as of 31.12.2017	Carrying amount as of 31.12.2017	Net gains (+) or losses (-) 31.12.2018	Net gains (+) or losses (-) 31.12.2017
Category: Held
Cash and cash equivalents	19,451	19,451	11,083	11,083	(10)	-
Trade receivables	3,397	3,397	1,561	1,561	1	(1)
Other financial assets	794	794	571	571	-	(13)
Financial receivables and assets	-	-	-	-	-	-
Total	23,642	23,642	13,215	13,215	(9)	(14)

Financial liabilities (EUR thousands)	Fair value as of 31.12.2018	Carrying amount as of 31.12.2018	Fair value as of 31.12.2017	Carrying amount as of 31.12.2017	Net gains (+) or losses (-) 31.12.2018	Net gains (+) or losses (-) 31.12.2017
Financial liabilities at amortized cost
Financial liabilities, current	165	165	170	170	-	-
Trade payables	1,805	1,805	1,621	1,621	(13)	(48)
Other current financial liabilities	29	29	20	20	-	-
Financial liabilities, non-current	12,382	12,382	11,803	11,803	-	32
Total	14,382	14,382	13,614	13,614	(13)	(16)
Financial liabilities at fair value through profit or loss
Financial liabilities, non-current	1,080	1,080	552	552	-	(32)
Total	15,462	15,462	14,166	14,166	(13)	(16)